FINANCIAL INSTRUMENTS (Details 12) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 7,616,658	$ 8,004,446
Financial liabilities at fair value, class [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	7,616,658	8,004,446
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	201,906	107,506
Financial liabilities at fair value through profit or loss (held for trading) [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	12	498
Financial Liabilities Measured at Amortized Cost [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 7,414,740	$ 7,896,442